UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                            (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: May 31, 2010

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2010
For the Period from October 2, 2009 (Commencement of Operations) to May 31, 2010

FMX Growth Allocation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the FMX Growth Allocation Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-800-773-3863.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the FMX Growth Allocation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, manager risk, risks related to “fund of funds” structure, derivative risk, leverage risk, short sales risk, concentration risk, new fund risk, new advisor risk, small-cap and mid-cap securities risk, and foreign securities and emerging markets risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about July 30, 2010.

For More Information on Your FMX Growth Allocation Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

June 22, 2010

Enclosed for your review is the Annual Report of the FMX Growth Allocation Fund (the “Fund”) for the fiscal year ended May 31, 2010.  For the fiscal year*, the Fund’s total return underperformed its benchmark, the S&P 500 Index**, RTH (the S&P 500), by 326 basis points, with the Fund having a return of -.20%, and the S&P 500 having a return of 3.06%.

Markets
It has been a volatile year for the financial markets.   In early 2010, fears of a sovereign debt crisis developed concerning countries in Europe including Greece, Spain and Portugal and have caused fear among investors regarding a global economic recovery.

The eruption of Iceland’s volcano on April 14 created an ash cloud in the atmosphere over much of Europe and caused over 100,000 flights to be grounded, millions of travelers to be stranded and thousands of business and government meetings to be cancelled resulting in an overall economic cost possibly exceeding $1 billion.
The disastrous April 20 oil explosion that sank the Deepwater Horizon drilling rig killing 11 crew members and causing oil to pour out of ruptured pipes has also added concern in the markets.

Portfolio
Our investing process consists of three parts:  a core component and two tactical components.  The tactical components allow the portfolio to utilize those sectors that are performing better in the short term and the core allows the portfolio to utilize those asset classes that are the best performers in the longer term.

Our scoring methodology, at times, dictates moving a portion of equities into cash.  This process helps to protect on the downside of the market as well as reducing the volatility and the beta of the portfolio during unsteady times.

We believe that buy and hold strategies aren’t always the best approach and that using asset classes that are in favor produce more favorable results.  Because of our process, the Fund has had exposure to various sectors, including real estate, healthcare, consumer staples, financial and telecommunication, commodities such as steel, coal and oil and countries such as Australia, Latin America, Russia, China and Hong Kong.  Our international exposure has been reduced over the past few months, and, in light of the financial problems in Europe, this has been helpful to the Fund’s performance.   Also, the beta of the portfolio is scored on a monthly basis and our methodology allows us to identify investment companies, including mutual funds and exchange traded funds, in the Fund’s portfolio that we believe have raised their risk level, and we can then determine if we want to reduce the exposure to such fund replace it with a less volatile addition.

Looking forward, we remain optimistic about our approach and methodology and believe that the fears surrounding the European financial crisis will subside and that the outlook for the global economy will improve.

Very truly yours,

FolioMetrix LLC
Dale J Murphey, CEO and President

*The inception date of the FMX Growth Allocation Fund was October 2, 2009 – the total return for the fiscal year was calculated using the beginning NAV as of October 2, 2009 for both the Fund and its benchmark.
**You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

FMX GROWTH ALLOCATION FUND

Performance Update - $10,000 Investment (Unaudited)

For the period from October 2, 2009 (Commencement of Operations) to May 31, 2010

Performance Returns for the periods ended May 31, 2010.
Average Annual Total Returns	Since Inception*	Gross Expense Ratio**
FMX Growth Allocation Fund	(0.20)%	2.47%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
FMX Growth Allocation Fund	(0.20)%	$9,980
S&P 500 Total Return Index	7.69%	$10,769
*The Fund’s inception date – October 2, 2009 (Commencement of Operations).
This graph assumes an initial investment of $10,000 at October 2, 2009 (Commencement of Operations).  All dividends and distributions are reinvested.  This graph depicts the performance of the FMX Growth Allocation Fund (the “Fund”) versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

** The gross expense ratio shown is from the Fund’s prospectus dated October 1, 2009.  This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data, current to the most recent month-end, by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Fund Expenses (Unaudited)

Example – As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value October 2, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period*
Actual	$1,000.00	$1,016.30	$9.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$9.73
* Actual expenses are based on expenses incurred in the most recent six-month period.  The Fund’s annualized six-month expense ratio is 1.45%.  The values under “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

FMX GROWTH ALLOCATION FUND

Schedule of Investments

As of May 31, 2010
			Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 14.60%

	*	iPath Global Carbon ETN	457	$12,699
		iShares FTSE NAREIT Retail Capped Index Fund	264	6,307
		Powershares Dynamic Food & Beverage Portfolio	334	5,247
	*	PowerShares Dynamic Healthcare Services Portfolio	244	5,244
	*	Powershares Dynamic Networking Portfolio	318	6,347
		Rydex S&P Smallcap 600 Pure Value ETF	293	10,305
		SPDR S&P Homebuilders ETF	367	6,320
		SPDR S&P Retail ETF	314	12,761

		Total Exchange Traded Products (Cost $66,107)		65,230

OPEN-END FUNDS - 47.12%

		Berkshire Focus Fund	686	6,398
		FBR Small Cap Financial Fund	549	10,876
		Fidelity Select Transportation Portfolio	276	13,198
		Invesco Small Companies Fund	2,094	30,806
	*	Ivy Small Cap Growth Fund	2,338	30,769
	*	Professionally Managed Portfolios - Hodges Small Cap Fund	1,102	10,900
	*	Professionally Managed Portfolios - Perkins Discovery Fund	1,303	31,902
		RidgeWorth Mid Cap Value Equity Fund	2,975	32,340
		Schneider Small Cap Value Fund	713	11,024
		Wasatch Micro Cap Value Fund	13,770	32,359

		Total Open-End Funds (Cost $209,379)		210,572

SHORT-TERM INVESTMENT - 17.23%
	§	HighMark 100% US Treasury Money Market Fund, 0.01%		77,036

		Total Short-Term Investment (Cost $77,036)		77,036

Total Value of Investments (Cost $352,522) - 78.95%				$352,838

Other Assets Less Liabilities - 21.05%				94,061

	Net Assets - 100%			$446,899

*	Non-income producing investment
§	Represents 7 day effective yield

				(Continued)

FMX GROWTH ALLOCATION FUND

Schedule of Investments

As of May 31, 2010

Summary of Investments by Sector

Sector	% of Net Assets	Value
Exchange Traded Products	14.60%	$65,230
Open-End Funds	47.12%	210,572
Short-term Investments	17.23%	77,036
Total	78.95%	$352,838

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Statement of Assets and Liabilities

As of May 31, 2010

Assets:
Investments, at fair value (cost $352,522)	$352,838
Receivables:
Investments sold	194,111

Total assets	546,949

Liabilities:
Payables:
Investments purchased	91,250
Accrued expenses
Administration fees (note 2)	689
Other	8,111

Total liabilities	100,050

Net Assets	$446,899

Net Assets Consist of:
Capital	$454,852
Accumulated net realized loss on investments	(8,269)
Net unrealized appreciation on investments	316

Total Net Assets	$446,899
Shares Outstanding, no par value (unlimited authorized shares)	44,977
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$9.94

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Statement of Operations

For the period from October 2, 2009 (Commencement of Operations) to May 31, 2010

Investment Income:
Dividends	$766
Other Income	1

Total Investment Income	767

Expenses:
Administration fees (note 2)	3,223

Total Expenses	3,223

Net Investment Loss	(2,456)

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investment transactions	(8,269)
Change in unrealized appreciation on investments	316

Net Realized and Unrealized Loss on Investments	(7,953)

Net Decrease in Net Assets Resulting from Operations	$(10,409)

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Statements of Changes in Net Assets

For the period from October 2, 2009 (Commencement of Operations) to May 31, 2010

Operations:
Net investment loss	$(2,456)
Net realized loss from investment transactions	(8,269)
Change in unrealized appreciation on investments	316

Net Decrease in Net Assets Resulting from Operations	(10,409)

Capital Share Transactions: (note 5)
Shares sold	567,308
Reinvested dividends and distributions	-
Shares repurchased	(110,000)

Increase from Capital Share Transactions	457,308

Net Increase in Net Assets	446,899

Net Assets:
Beginning of period	-
End of period	$446,899

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Financial Highlights

For a share outstanding during the period from October 2, 2009 (Commencement of Operations) to May 31, 2010

Net Asset Value, Beginning of Period	$10.00

Loss from Investment Operations
Net investment loss	(0.05)
Net realized and unrealized loss on securities	(0.01)

Total from Investment Operations	(0.06)

Net Asset Value, End of Period	$9.94

Total Return (a)	(0.60)%

Net Assets, End of Period (in thousands)	$447

Average Net Assets for the Period (in thousands)	$337

Ratios of:
Gross Expenses to Average Net Assets	1.45%	(b)
Net Expenses to Average Net Assets	1.45%	(b)
Net Investment Loss to Average Net Assets	(1.10)%	(b)

Portfolio turnover rate	332.64%

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b) Annualized.

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

The FMX Growth Allocation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on October 2, 2009. The investment objective of the Fund is to seek capital appreciation without regard to current income.  In order to achieve its investment objective, FolioMetrix LLC (“Advisor”) will seek to invest primarily in no-load, institutional, and exchange-traded funds (“Portfolio Funds”).  Although the Fund will primarily invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.  The Fund will primarily invest in Portfolio Funds that have a similar investment objective or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments generally will include, but are not limited to, equity securities.

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective while assuming risk that is no more than 20% greater than the S&P 500 Index.  The Advisor will generally sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements

1.  Organization and Significant Accounting Policies (continued)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the initial period ended May 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$65,230	$65,230	$-	$-
Open-End Funds	210,572	210,572	-	-
Short-Term Investments	77,036	-	77,036	-
Total	$352,838	$275,802	$77,036	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the Fund’s shares were owned directly or indirectly by five or fewer individuals at a certain time during the last half of the fiscal year.  As a personal holding company, the Fund may be subject to federal income taxes on undistributed

(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements

1.  Organization and Significant Accounting Policies (continued)

personal holding company income at the maximum individual income tax rate.  No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The minimum annual rate is 0.00% if the average daily net assets are under $11 million and gradually increases to a maximum annual rate of 0.95% if the average daily net assets are $39 million or more.   The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.   In accordance with these terms, the Fund paid no advisory fees for the initial period ended May 31, 2010.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the  maximum of 1.45% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.  The Advisor paid $58,716 to the Administrator for the initial period ended May 31, 2010.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 1.45% if the average daily net assets are under $50 million and gradually decreases to an annual rate of 0.825% once the average daily net assets reach $1 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $3,223 of administration fees for the initial period ended May 31, 2010.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements

2.  Transactions with Affiliates & Service Providers – (continued)

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Purchases and Sales of Investment Securities

For the initial from October 2, 2009 though May 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
October 2, 2009 - May 31, 2010	$1,144,850	$861,095

There were no long-term purchases or sales of U.S Government Obligations during the initial period from October 2, 2009 through May 31, 2010.

4.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the initial period ended May 31, 2010, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the initial period, the Fund did not incur any interest or penalties.

Reclassifications to paid-in capital relate primarily to differing book/tax treatment of ordinary net investment losses.  For the initial period from October 2, 2009 through May 31, 2010, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Capital	$ (2,456)
Undistributed Net Investment Income (Loss)	2,4561
Undistributed Net Realized Gain (Loss) on Investments	-

There were no distributions during the initial period ended May 31, 2010.
(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements

4.  Federal Income Tax (continued)

At May 31, 2010, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$352,130

Unrealized Appreciation	$6,294
Unrealized Depreciation	(5,586)
Net Unrealized Appreciation (Depreciation)	708
Accumulated Capital Losses	(60)
Other Book/Tax Differences	(8,601)

Distributable Earnings (GAAP Basis)	$(7,953)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.  Accumulated capital losses noted above represent net capital loss carryovers as of May 31, 2010 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.  Capital loss carryforwards in the amount of $60 are set to expire in fiscal year ending 2018.  Pursuant to federal income tax regulations applicable to investment companies, recognition of capital losses on certain transactions is deferred until the subsequent tax year.  Consequently, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the funds fiscal year-end that have not been recognized for tax purposes.   Other book to tax differences in the current year primarily consist of post-October loss deferrals.

5.	Capital Share Transactions

For the initial period	October 2, 2009 - May 31, 2010
Transactions in Capital Shares	55,762
Shares sold
Reinvested distributions	-
Shares repurchased	(10,785)
Net Increase in Capital Shares	44,977
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	44,977

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

BROOKWEINER L.L.C.[SM]
Certified Public Accountants • Business Consultants

125 South Wacker Drive • 10th Floor • Chicago, Illinois 60606-4433
Email: bwmail@brookweiner.com • Web: www.brookweiner.com
312.629.0900 • Fax: 312.629.0901

Members of the firm:
Rosanne B. Andersen
Sherwin A. Brook
Gordon M. Johnson
Elwood Kreger
Howard Leon
Donald E. Rattner
Allen D. Sered
David Weinberg
Sheldon Weiner

Robert J. Krawitz
(1942-2002)
Richard A. Sandlow
(1929-2000)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders,
Trustees, and
Audit Committee of
FMX Growth Allocation Fund

We have audited the accompanying statement of assets and liabilities of the FMX Growth Allocation Fund (the “Fund”, one of the series constituting the Starboard Investment Trust), including the schedule of investments, as of May 31, 2010, and the related statements of operations, changes in net assets and the financial highlights for the period from October 2, 2009 (Commencement of Operations) to May 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FMX Growth Allocation Fund as of May 31, 2010, the results of its operations and its changes in its net assets and the financial highlights for the period from October 2, 2009 (Commencement of Operations) to May 31, 2010 in conformity with accounting principles generally accepted in the United States of America.

BrookWeiner L.L.C.

Chicago, Illinois
July 15, 2010

FMX GROWTH ALLOCATION FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.	Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees received aggregate compensation of $3,000 during the fiscal year ended May 31, 2010 from the Fund for their services to the Fund and Trust.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Jack E. Brinson Age: 78	Trustee, Chairman	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	3
Independent Trustee of the following: DGHM Investment Trust for the one series of that trust; Gardner Lewis Investment Trust for the two series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; New Providence Investment Trust for the one series of that trust; Nottingham Investment Trust II for the four series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies).

James H. Speed, Jr. Age: 57	Trustee	Since 7/09	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	3
Independent Trustee of the following Hillman Capital Management Investment Trust for the two series of that trust; New Providence Investment Trust for the one series of that trust; Nottingham Investment Trust II for the four series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.

J. Buckley Strandberg Age: 50	Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982; Director, Southern Bank from 2002-2006; Independent Trustee, Nottingham Investment Trust II for the four series of that trust (registered investment company) from 1991-2006	3	None

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Other Officers
D. Jerry Murphey Age: 52 9940 SW Arborcrest Way Portland, OR 97225	President (FMX Funds)	Since 7/09
Manager, President, and CEO of FolioMetrix, LLC (advisor to the FMX Funds) since 2009; principal of Uptrade Research Associates, LLC (investment research) since 2009; previously, Investment Management Consultant for Prudential Investments, Wealth Management Solutions (investment management)
				n/a	n/a
Julie M. Koethe Age: 29 9940 SW Arborcrest Way Portland, OR 97225	Treasurer (FMX Funds)	Since 4/10
Vice President of Accounting and Administration for FolioMetrix, LLC (advisor to the FMX Funds) since 2010; Insurance Accounting Supervisor for Applied Underwriting (workers compensation and payroll service provider) from 2003-2010
				n/a	n/a
Robert G. Fontana Age: 40 5950 Fairview Road Suite 610 - A Charlotte, NC 28210	President and Treasurer (Caritas All-Cap Growth Fund)	Since 7/09
President and CIO of Caritas Capital, LLC (advisor to the Caritas All-Cap Growth Fund) since 2009; Portfolio Manager for Portfolio Capital Management (investment management) since 2006; previously, Portfolio Manager for Covenant Capital, LLC (investment management)
				n/a	n/a
T. Lee Hale, Jr. Age: 32	Chief Compliance Officer; Assistant Treasurer	Since 7/09 and 4/10	Financial Reporting Manger for The Nottingham Company (fund administrator) since 2009; previously, principal of Lee Hale Contracting (marine industry consulting).	n/a	n/a
A. Vason Hamrick Age: 33	Secretary	Since 7/09	Corporate Counsel for The Nottingham Company since 2004.	n/a	n/a

FMX Growth Allocation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Nottingham Shareholder Services, LLC	FolioMetrix, LLC
116 South Franklin Street	9940 SW Arborcrest Way
Post Office Drawer 4365	Portland, Oregon 97225
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Annual Report 2010
For the Period from October 2, 2009 (Commencement of Operations) to May 31, 2010

FMX Total Return Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the FMX Total Return Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-800-773-3863.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the FMX Total Return Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, manager risk, risks related to “fund of funds” structure, derivative risk, leverage risk, short sales risk, concentration risk, new fund risk, new advisor risk, interest rate and credit risk, high yield risk, inflation risk, risks of investing in corporate debt securities, risks of investing in convertible securities, and risks of investing in Treasury Inflation-Protected Securities. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about July 30, 2010.

For More Information on Your FMX Total Return Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

June 22, 2010

Launched in 2009, FMX Total Return Fund (the “Fund”) ended its fiscal year on May 31, 2010.  With a significant defense measure in place the Fund’s total return trailed its benchmark, the BarCap US Aggregate* (AGG), by 256 basis points, with the Fund having a return of .70%, and AGG having a return of 3.26% sense inception**.

Markets
It has been a volatile year for the financial markets.   In early 2010, fears of a sovereign debt crisis developed which concerned countries in Europe including Greece, Spain and Portugal and has caused fear among investors regarding a global economic recovery.

The eruption of Iceland’s volcano on April 14 created an ash cloud in the atmosphere over much of Europe and caused over 100,000 flights to be grounded, millions of travelers to be stranded and thousands of business and government meetings to be cancelled resulting in an overall economic cost possibly exceeding $1 billion.

The disastrous April 20 oil explosion that sank the Deepwater Horizon drilling rig killing 11 crew members and causing oil to pour out of ruptured pipes has also added concern in the markets.

Portfolio
The strategy of the Fund is to provide investors with returns that outperform its benchmark, AGG, on a risk adjusted basis.  The Fund is intended to provide stable monthly returns by having volatility that is less than its respective benchmark and by outperforming it as well.

The investment process for the Fund is designed to go hand-in-hand with that of the equity fund, FMX Growth Allocation Fund (FMGRX).  By blending the two strategies, financial advisors can build portfolios to meet an array of investment objectives and risk tolerances.

Looking forward, we remain optimistic about our approach and methodology and believe that the fears surrounding the European financial crisis will subside and that the outlook for the global economy will improve.

 Very truly yours,

FolioMetrix LLC
Dale J Murphey, CEO and President

*You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.
**The inception date of the FMX Total Return Fund was October 2, 2009 – the total return for the fiscal year was calculated using the beginning NAV as of October 2, 2009 for both the Fund and its benchmark.

FMX TOTAL RETURN FUND

Performance Update - $10,000 Investment (Unaudited)

For the period from October 2, 2009 (Commencement of Operations) to May 31, 2010

Performance Returns for the periods ended May 31, 2010.
Average Annual Total Returns	Since Inception*	Gross Expense Ratio**
FMX Total Return Fund	0.70%	1.90%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
FMX Total Return Fund	0.70%	$10,070
Barclays Capital Aggregate Index	3.65%	$10,365
*The Fund’s inception date – October 2, 2009 (Date of Commencement of Operations).
This graph assumes an initial investment of $10,000 at October 2, 2009 (Commencement of Operations).  All dividends and distributions are reinvested.  This graph depicts the performance of the FMX Total Return Fund (the “Fund”) versus the Barclays Capital Aggregate Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

** The gross expense ratio shown is from the Fund’s prospectus dated October 1, 2009.  This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data, current to the most recent month-end, by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Fund Expenses (Unaudited)

Example – As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value October 2, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period*
Actual	$1,000.00	$1,007.00	$7.98
Hypothetical (5% return before expenses)	$1,000.00	$1,025.19	$8.06
* Actual expenses are based on expenses incurred in the most recent six-month period.  The Fund’s annualized six-month expense ratio is 1.20%.  The values under “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

FMX TOTAL RETURN FUND

Schedule of Investments

As of May 31, 2010
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCT - 59.62%
Vanguard Total Bond Market ETF		963	$77,483

Total Exchange Traded Product (Cost $76,448)			77,483

SHORT-TERM INVESTMENT - 54.05%
§	HighMark 100% US Treasury Money Market Fund, 0.01%	70,236	70,236

Total Short-Term Investment (Cost $70,236)			70,236

Total Value of Investments (Cost $146,684) - 113.67%			$147,719

Liabilities in Excess of Other Assets - (13.67)%			(17,767)

Net Assets - 100%			$129,952

§ Represents 7 day effective yield

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Exchange Traded Products	59.62%	$77,483
Short-term Investments	54.05%	70,236
Total	113.67%	$147,719

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Statement of Assets and Liabilities

As of May 31, 2010

Assets:
Investments, at fair value (cost $146,684)	$147,719

Total assets	147,719

Liabilities:
Payables:
Investments purchased	8,988
Accrued expenses
Administration fees (note 2)	131
Other	8,648

Total liabilities	17,767

Net Assets	$129,952

Net Assets Consist of:
Capital	$128,833
Net investment income	83
Net realized gain on investments	1
Net unrealized appreciation on investments	1,035

Total Net Assets	$129,952
Shares Outstanding, no par value (unlimited authorized shares)	12,906
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.07

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Statement of Operations

For the period from October 2, 2009 (Commencement of Operations) to May 31, 2010

Investment Income:
Dividends	$682

Total Investment Income	682

Expenses:
Administration fees (note 2)	599

Total Expenses	599

Net Investment Income	83

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	1
Change in unrealized appreciation on investments	1,035

Net Realized and Unrealized Gain on Investments	1,036

Net Increase in Net Assets Resulting from Operations	$1,119

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Statements of Changes in Net Assets

For the period from October 2, 2009 (Commencement of Operations) to May 31, 2010

Operations:
Net investment income	$83
Net realized gain from investment transactions	1
Change in unrealized appreciation on investments	1,035

Net Increase in Net Assets Resulting from Operations	1,119

Capital Share Transactions: (note 5)
Shares sold	168,833
Reinvested dividends and distributions	-
Shares repurchased	(40,000)

Increase from Capital Share Transactions	128,833

Net Increase in Net Assets	129,952

Net Assets:
Beginning of period	-
End of period	$129,952

Undistributed Net Investment Income	$83

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Financial Highlights

For a share outstanding during the period from October 2, 2009 (Commencement of Operations) to May 31, 2010

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.00	(a)
Net realized and unrealized gain on securities	0.07

Total from Investment Operations	0.07

Net Asset Value, End of Period	$10.07

Total Return (b)	0.70%

Net Assets, End of Period (in thousands)	$130

Average Net Assets for the Period (in thousands)	$76

Ratios of:
Gross Expenses to Average Net Assets	1.20%	(c)
Net Expenses to Average Net Assets	1.20%	(c)
Net Investment Income to Average Net Assets	0.17%	(c)

Portfolio turnover rate	48.89%

(a) Actual amount is less than $0.01 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c) Annualized.

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

The FMX Total Return Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on October 2, 2009. The investment objective of the Fund is to seek total return through a combination of capital appreciation and current income.  In order to achieve its investment objective, FolioMetrix LLC (“Advisor”) will seek to invest primarily in no-load, institutional, and exchange-traded funds (“Portfolio Funds”).  Although the Fund will primarily invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.  The Fund will primarily invest in Portfolio Funds that have a similar investment objective or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments generally will include, but are not limited to, fixed income securities (such as bonds, corporate debt securities, convertible securities, TIPS and other treasuries).

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective while assuming risk that is no greater than the BarCap U.S. Aggregate Index.  The Advisor will generally sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements

1.  Organization and Significant Accounting Policies (continued)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the initial period ended May 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Product	$77,483	$77,483	$-	$-
Short-Term Investment	70,236	-	70,236	-
Total	$147,719	$77,483	$70,236	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the Fund’s shares were owned directly or indirectly by five or fewer individuals at a certain time during the last half of the fiscal year.  As a personal holding company, the Fund may be subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate.  No provision for income taxes is included

(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements

1.  Organization and Significant Accounting Policies (continued)

in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The minimum annual rate is 0.00% if the average daily net assets are under $13 million and gradually increases to a maximum annual rate of 0.70% if the average daily net assets are $41 million or more.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.    In agreement with these terms, the Fund paid no investment advisory fees for the initial period ended May 31, 2010.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the  maximum of 1.20% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.  The Advisor paid $60,782 to the Administrator for the initial period ended May 31, 2010.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 1.20% if the average daily net assets are under $50 million and gradually decreases to an annual rate of 0.725% once the average daily net assets reach $1 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $599 of administration fees for the initial period ended May 31, 2010.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements

2.  Transactions with Affiliates & Service Providers (continued)

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Purchases and Sales of Investment Securities

For the initial period ended May 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
October 2, 2009 - May 31, 2010	$93,016	$16,569

There were no long-term purchases or sales of U.S Government Obligations during the initial period from October 2, 2009 through May 31, 2010.

4.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the initial period ended May 31, 2010, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the initial period, the Fund did not incur any interest or penalties.

Reclassifications to paid-in capital relate primarily to differing book/tax treatment of ordinary net investment losses.  For the initial period ended May 31, 2010, there were no reclassifications necessary.

Capital	$ -
Undistributed Net Investment Income (Loss)	-
Undistributed Net Realized Gain (Loss) on Investments	-

There were no distributions during the initial period ended May 31, 2010.

(Continued)

4.   Federal Income Tax (continued)

At May 31, 2010, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$146,684

Unrealized Appreciation	$1,035
Unrealized Depreciation	-
Net Unrealized Appreciation (Depreciation)	1,035
Undistributed Ordinary Income	83
Undistributed Long-Term Gains	1

Distributable Earnings (GAAP Basis)	$1,119

5.	Capital Share Transactions

For the initial period	October 2, 2009 - May 31, 2010
Transactions in Capital Shares	16,906
Shares sold
Reinvested distributions	-
Shares repurchased	(4,000)
Net Increase in Capital Shares	12,906
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	12,906

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

(Continued)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders,
Trustees, and
Audit Committee of
FMX Total Return Fund

We have audited the accompanying statement of assets and liabilities of the FMX Total Return Fund (the “Fund”, one of the series constituting the Starboard Investment Trust), including the schedule of investments, as of May 31, 2010, and the related statements of operations, changes in net assets and the financial highlights for the period from October 2, 2009 (Commencement of Operations) to May 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FMX Total Return Fund as of May 31, 2010, the results of its operations and its changes in its net assets and the financial highlights for the period from October 2, 2009 (Commencement of Operations) to May 31, 2010 in conformity with accounting principles generally accepted in the United States of America.

BrookWeiner L.L.C.

Chicago, Illinois
July 15, 2010

FMX TOTAL RETURN FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.	Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees received aggregate compensation of $3,000 during the fiscal year ended May 31, 2010 from the Fund for their services to the Fund and Trust.

FMX TOTAL RETURN FUND

Additional Information (Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Jack E. Brinson Age: 78	Trustee, Chairman	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	3
Independent Trustee of the following: DGHM Investment Trust for the one series of that trust; Gardner Lewis Investment Trust for the two series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; New Providence Investment Trust for the one series of that trust; Nottingham Investment Trust II for the four series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies).

James H. Speed, Jr. Age: 57	Trustee	Since 7/09	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	3
Independent Trustee of the following Hillman Capital Management Investment Trust for the two series of that trust; New Providence Investment Trust for the one series of that trust; Nottingham Investment Trust II for the four series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.

J. Buckley Strandberg Age: 50	Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982; Director, Southern Bank from 2002-2006; Independent Trustee, Nottingham Investment Trust II for the four series of that trust (registered investment company) from 1991-2006	3	None

FMX TOTAL RETURN FUND

Additional Information (Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Other Officers
D. Jerry Murphey Age: 52 9940 SW Arborcrest Way Portland, OR 97225	President (FMX Funds)	Since 7/09
Manager, President, and CEO of FolioMetrix, LLC (advisor to the FMX Funds) since 2009; principal of Uptrade Research Associates, LLC (investment research) since 2009; previously, Investment Management Consultant for Prudential Investments, Wealth Management Solutions (investment management)
				n/a	n/a
Julie M. Koethe Age: 29 9940 SW Arborcrest Way Portland, OR 97225	Treasurer (FMX Funds)	Since 4/10
Vice President of Accounting and Administration for FolioMetrix, LLC (advisor to the FMX Funds) since 2010; Insurance Accounting Supervisor for Applied Underwriting (workers compensation and payroll service provider) from 2003-2010
				n/a	n/a
Robert G. Fontana Age: 40 5950 Fairview Road Suite 610 - A Charlotte, NC 28210	President and Treasurer (Caritas All-Cap Growth Fund)	Since 7/09
President and CIO of Caritas Capital, LLC (advisor to the Caritas All-Cap Growth Fund) since 2009; Portfolio Manager for Portfolio Capital Management (investment management) since 2006; previously, Portfolio Manager for Covenant Capital, LLC (investment management)
				n/a	n/a
T. Lee Hale, Jr. Age: 32	Chief Compliance Officer; Assistant Treasurer	Since 7/09 and 4/10	Financial Reporting Manger for The Nottingham Company (fund administrator) since 2009; previously, principal of Lee Hale Contracting (marine industry consulting).	n/a	n/a
A. Vason Hamrick Age: 33	Secretary	Since 7/09	Corporate Counsel for The Nottingham Company since 2004.	n/a	n/a

FMX Total Return Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Nottingham Shareholder Services, LLC	FolioMetrix, LLC
116 South Franklin Street	9940 SW Arborcrest Way
Post Office Drawer 4365	Portland, Oregon 97225
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Annual Report 2010
For the Period from January 4, 2010 (Date of Initial Public Investment) to May 31, 2010

Caritas All-Cap Growth Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Caritas All-Cap Growth Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-800-773-3863.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Caritas All-Cap Growth Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: stock market risk, issuer-specific risk, short sale strategy risk, smaller capitalization securities risk, risks associated with investing in ETF, and limited history of operations risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.caritascapital.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.caritascapital.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about July 30, 2010.

For More Information on Your Caritas All-Cap Growth Fund:

See Our Web site @ www.caritascapital.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

5950 Fairview Road, Suite 610-A
Charlotte, NC 28210
(704) 553-8778 ~ Fax (704) 552-8757
Email:           bfontana@caritascapital.com
www.caritascapital.com
June 23, 2010

Dear Fellow Shareholders of the Caritas All-Cap Growth Fund:

Enclosed for your review is the Annual Report for the Caritas All-Cap Growth Fund (the “Fund”) for the fiscal year ending May 31, 2010.  The Fund formally launched on December 31, 2009, so this report reflects the five months that the Fund has been in operation.  The Fund outperformed its benchmark (the Russell 3000 Growth Index) during this period, as shown in the table below:

Returns from December 31, 2009 – May 31, 2010
Caritas All-Cap Growth Fund (without load)	4.1%
Caritas All-Cap Growth Fund (with load)	-1.9%
Russell 3000 Growth Index*	-1.7%
S&P 500 Index*	-1.5%

We are pleased that the Fund nicely outperformed its benchmark and the broader markets during the period.**

*You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.
**Information and benchmark comparison based on return gross of any sales load.

While we are encouraged at the Fund’s outperformance, we should remind shareholders that we do not manage the Fund to any specific benchmark.   Our current investment philosophy is that we are in a multi-year period of returns for the equity markets that are below historical averages.  In our opinion, this type of market requires:

•
Sensitivity to both growth characteristics and valuation levels for individual stocks.  We seek to achieve this by focusing on a “growth at a reasonable price” (GARP) investment approach, where we look for companies across all market capitalizations with healthy growth prospects that we believe are not yet reflected in their stock prices; and

•
The ability to preserve capital in down market periods.  We seek to achieve this by buying short Exchange Traded Funds (ETFs), which typically increase in value when the market declines.  We are also willing to hold high levels of cash.  In addition, we focus heavily on risk/reward characteristics of each stock, and seek to purchase stocks that we believe have limited downside compared to their upside potential.

In our opinion, the equity markets thus far in 2010 have been weighed down by numerous global and macroeconomic concerns including fears of sovereign debt defaults in Europe, the oil spill in the Gulf of Mexico, increasingly hostile rhetoric out of Washington, DC toward the still fragile financial services industry, and the potential for Chinese credit tightening.  In addition, ongoing concerns in the US over likely increases in federal and state taxes, challenges for businesses in accessing credit, and increasing government intervention in private markets have further raised uncertainty in the equity markets.  Accordingly, we believe it is appropriate to have some hedged position as well as relatively high cash levels for the Fund.

Despite the myriad concerns in the market, we continue to find stocks that we believe have attractive risk/reward characteristics and that meet our GARP investment philosophy.  While the Fund is not immune to the global macroeconomic concerns, we will remain focused on the investment disciplines that have resulted in the Fund’s positive performance thus far.

I invite any current or prospective shareholder to call or email me directly to discuss the Caritas All-Cap Growth Fund and our investment approach.

Very truly yours,

Bob Fontana, CFA
Caritas Capital, LLC

The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Annual Report is first published or anytime thereafter.  These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

The performance information quoted above represents past performance and past performance does not guarantee future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  Performance data, current to the most recent month end, may be obtained by calling the Fund at (800)773-3863.  Fee waivers and expense reimbursements have positively impacted Fund performance.  An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing.  The Fund’s Prospectus contains this and other important information.  For information on the Fund’s expense ratio, please see the Financial Highlights Table found within the accompanying Annual Report.

CARITAS ALL-CAP GROWTH FUND

Performance Update - $10,000 Investment (Unaudited)

For the period from January 4, 2010 (Date of Initial Public Investment) to May 31, 2010

Performance Returns for the period ended May 31, 2010.
Average Annual Total Returns	Since Inception*	Gross Expense Ratio**
Caritas All-Cap Growth Fund – No Sales Load	4.10%	2.43%
Caritas All-Cap Growth Fund – 5.75% Maximum Sales Load	(1.89)%	2.43%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
Caritas All-Cap Growth Fund – No Sales Load	4.10%	$10,410
Caritas All-Cap Growth Fund – 5.75% Maximum Sales Load	(1.89)%	$9,811
Russell 3000 Total Return Growth Index	(1.74)%	$9,826
*The Fund’s inception date – January 4, 2010 (Date of Initial Public Investment).
This graph assumes an initial investment of $10,000 (9,425 after maximum sales load of 5.75%) at January 4, 2010 (Date of Initial Public Investment).  All dividends and distributions are reinvested.  This graph depicts the performance of the Caritas All-Cap Growth Fund (the “Fund”) versus the Russell 3000 Total Return Growth Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

** The gross expense ratio shown is from the Fund’s prospectus dated October 1, 2009.  This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data, current to the most recent month-end, by visiting www.caritascapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Fund Expenses (Unaudited)

Example –  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that  the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments.  Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Beginning Account Value January 4, 2010	Ending Account Value May 31, 2010	Expenses Paid During Period*
Actual	$1,000.00	$1,041.00	$7.85
Hypothetical (5% return before expenses)	$1,000.00	$1,012.44	$7.74

* Actual expenses are based on expenses incurred during the period from January 4, 2010 (Date of Initial Public Investment) to May 31, 2010.  The Fund’s annualized expense ratio is 1.91%.  The values under “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 146/365 (to reflect the period).

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments

As of May 31, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 70.13%

Consumer Discretionary - 12.02%
	CBS Corp.	7,000	$ 101,990
*	Coinstar, Inc.	3,300	177,078
*	Corinthian Colleges, Inc.	7,400	99,086
*	Krispy Kreme Doughnuts, Inc.	25,000	92,375
	Monro Muffler Brake, Inc.	2,900	114,231
			584,760
Consumer Staples - 3.52%
	Diamond Foods, Inc.	2,825	117,097
*	Ralcorp Holdings, Inc.	900	54,099
			171,196
Energy - 2.00%
	Arch Coal, Inc.	4,500	97,155
			97,155
Financials - 1.48%
	The Charles Schwab Corp.	4,400	71,940
			71,940
Health Care - 15.99%
*	Amedisys, Inc.	1,700	84,524
	CR Bard, Inc.	1,375	111,513
*	ev3, Inc.	11,400	215,688
	Quality Systems, Inc.	2,050	121,032
*	RehabCare Group, Inc.	3,000	87,360
μ	Teva Pharmaceutical Industries Ltd.	2,875	157,607
			777,724
Industrials - 16.03%
	ABM Industries, Inc.	2,700	58,050
	Briggs & Stratton Corp.	4,650	95,976
*	Clean Harbors, Inc.	1,400	88,774
*	Diana Shipping, Inc.	4,075	55,461
*	EnerSys	4,950	111,375
*	IHS, Inc.	2,200	113,850
	John Bean Technologies Corp.	5,450	93,631
*	Quality Distribution, Inc.	15,000	85,050
*	Wabash National Corp.	10,800	77,652
			779,819

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments

As of May 31, 2010
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Information Technology - 15.19%
	*	Cavium Networks, Inc.	2,650	$ 70,437
	*	Cirrus Logic, Inc.	19,600	278,614
	*	FLIR Systems, Inc.	3,200	91,168
		Intel Corp.	3,500	74,970
	*	Itron, Inc.	1,900	126,654
	*	VeriSign, Inc.	3,475	96,987
				738,830
	Materials - 3.90%
		Agrium, Inc.	1,800	98,838
	μ	BHP Billiton Ltd.	1,400	90,776
				189,614

		Total Common Stocks (Cost $3,152,924)		3,411,038

EXCHANGE TRADED PRODUCTS - 10.51%
	*	ProShares UltraShort Dow30	4,625	135,050
	*	ProShares UltraShort MidCap400	5,825	107,995
	*	ProShares UltraShort QQQ	7,225	129,978
	*	ProShares UltraShort Russell2000	6,800	138,380

		Total Exchange Traded Products (Cost $519,845)		511,403

SHORT-TERM INVESTMENT - 18.42%
	§	HighMark 100% US Treasury Money Market Fund, 0.01%	895,782	895,782

		Total Short-Term Investment (Cost $895,782)		895,782

Total Value of Investments (Cost $4,568,551) - 99.06%				$ 4,818,223

Other Assets Less Liabilities - 0.94%				45,735

	Net Assets - 100%			$ 4,863,958

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

				(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments

As of May 31, 2010

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	12.02%	$ 584,760
Consumer Staples	3.52%	171,196
Energy	2.00%	97,155
Exchange Traded Products	10.51%	511,403
Financials	1.48%	71,940
Health Care	15.99%	777,724
Industrials	16.03%	779,819
Information Technology	15.19%	738,830
Materials	3.90%	189,614
Other	18.42%	895,782
Total	99.06%	$ 4,818,223

See Notes to Financial Statements

CARITAS ALL-CAP GROWTH FUND

Statement of Assets and Liabilities

As of May 31, 2010

Assets:
Investments, at fair value (cost $4,568,551)	$4,818,223
Receivables:
Fund shares sold	37,786
Dividends and interest	2,288
Prepaid expenses
Fund accounting fees	2,250
Compliance services fees	665
Other expenses	5,675
Due from affiliates:
Advisor (note 2)	12,781

Total assets	4,879,668

Liabilities:
Accrued expenses
Fund accounting fees	7
Other expenses	15,703

Total liabilities	15,710

Net Assets	$4,863,958

Net Assets Consist of:
Capital	$4,594,395
Undistributed net realized gain on investments	19,891
Net unrealized appreciation on investments	249,672

Total Net Assets	$4,863,958
Shares Outstanding, no par value (unlimited authorized shares)	467,268
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$10.41
Maximum Offering Price Per Share ($10.41 ÷ 94.25%)	$11.05

(a)	The Fund charges a redemption fee of 2% of the amount redeemed on redemptions of fund shares occurring within 30 days following the issuance of such shares.

See Notes to Financial Statements

CARITAS ALL-CAP GROWTH FUND

Statement of Operations

For the period from January 4, 2010 (Date of Initial Public Investment) to May 31, 2010

Investment Income:
Dividends	$8,720
Foreign withholding tax	(72)

Total Investment Income	8,648

Expenses:
Advisory fees (note 2)	17,398
Administration fees (note 2)	9,666
Transfer agent fees (note 2)	10,264
Fund accounting fees (note 2)	10,957
Compliance service fees (note 2)	3,210
Custody fees (note 2)	1,799
Distribution and service fees (note 3)	3,480
Registration and filing administration fees (note 2)	186
Audit and tax preparation fees	13,005
Registration and filing expenses	2,050
Printing expenses	250
Trustee fees and meeting expenses	694
Securities pricing fees	811
Other operating expenses	5,689

Total Expenses	79,459

Expenses reimbursed by advisor (note 2)	(26,056)
Advisory fees waived (note 2)	(17,398)
Administration fees waived (note 2)	(391)
Fund accounting fees waived (note 2)	(4,068)
Transfer Agent fees waived (note 2)	(3,833)
Distribution and service fees waived (note 3)	(382)

Net Expenses	27,331

Net Investment Loss	(18,683)

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	38,574
Change in unrealized appreciation on investments	249,672

Net Realized and Unrealized Gain on Investments	288,246

Net Increase in Net Assets Resulting from Operations	$269,563

See Notes to Financial Statements

CARITAS ALL-CAP GROWTH FUND

Statements of Changes in Net Assets

For the period from January 4, 2010 (Date of Initial Public Investment) to May 31, 2010

Operations:
Net investment loss	$(18,683)
Net realized gain from investment transactions	38,574
Change in unrealized appreciation on investments	249,672

Net Increase in Net Assets Resulting from Operations	269,563

Capital Share Transactions: (note 6)
Shares sold	4,666,086
Redemption fees	48
Reinvested dividends and distributions	-
Shares repurchased	(71,739)

Increase from Capital Share Transactions	4,594,395

Net Increase in Net Assets	4,863,958

Net Assets:
Beginning of period	-
End of period	$4,863,958

See Notes to Financial Statements

CARITAS ALL-CAP GROWTH FUND

Financial Highlights

For a share outstanding during the period from January 4, 2010 (Date of Initial Public Investment) to May 31, 2010

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.04)
Net realized and unrealized gain on securities	0.45

Total from Investment Operations	0.41

Paid in Capital
Paid in capital (from redemption fees) (note 1)	0.00	(a)

Total Distributions	0.00

Net Asset Value, End of Period	$10.41

Total Return (c)(d)	4.10%

Net Assets, End of Period (in thousands)	$4,864

Average Net Assets for the Period (in thousands)	$3,456

Ratios of:
Gross Expenses to Average Net Assets (e)	5.56%	(b)
Net Expenses to Average Net Assets (e)	1.91%	(b)
Net Investment Loss to Average Net Assets	(1.31)%	(b)

Portfolio turnover rate	50.48%

(a) Actual amount is less than $0.01 per share.
(b) Annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Total return does not reflect sales charge.
(e)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

CARITAS ALL-CAP GROWTH FUND

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

The Caritas All-Cap Growth Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on January 4, 2010. The investment objective of the Fund is to seek capital appreciation.  In order to achieve its investment objective, Caritas Capital, LLC (“Advisor”) will seek to invest primarily in a portfolio of common stocks of companies that the Advisor believes have above-average future growth potential relative to their peers.  The Advisor also anticipates hedging the Fund’s long positions in equity securities through investments in “short” exchange traded funds (“ETF’s”).  A “short” ETF is an investment that seeks to track the opposite of the performance of an index by holding in its portfolio short positions in either the contents of the index or a representative sample of the securities in the index.

The Fund invests in companies of all sizes traded on any United States stock exchange or over-the-counter market (“Universe”).  The Universe is not limited by market capitalization or industry segmentation, and may include large-, mid-, small- and micro- cap companies.  The Advisor generally selects common stocks based on fundamental, bottom up research.  Other factors that influence investment decisions include economic and technical analysis.  The Fund will generally hold each of its equity positions from one to three years.  The Advisor, may, however, trade the Fund’s portfolio more actively if market conditions warrant.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
(Continued)

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

CARITAS ALL-CAP GROWTH FUND

Notes to Financial Statements

1.  Organization and Significant Accounting Policies (continued)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the initial period ended May 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1		Level 2		Level 3
Common Stocks	$3,411,038	$3,411,038	$		$
Exchange Traded Products	511,403	511,403		-		-
Short-Term Investment	895,782	-		895,782		-
Total	$4,818,223	$3,922,441		$895,782		$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
(Continued)

CARITAS ALL-CAP GROWTH FUND

Notes to Financial Statements

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays a monthly advisory fee to Caritas Capital, LLC (the “Advisor”) based upon the average daily net assets of the Fund and calculated at the annual rate as shown in Schedule A.  The Advisor has contractually agreed to waive all or part its advisory fee and to reimburse expenses at least until August 31, 2010, to ensure that the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquire fund fees and expenses) will not exceed 1.70% of the daily average net assets for Fund shares.  The expense limitation percentage, as well as the advisory fees waived and expenses reimbursed for the initial period ended May 31, 2010, are included in Schedule A provided below.

Schedule A: Advisor Fees		Expense Limitation Ratio	Advisor Fees Waived	Expenses Reimbursed
Average Net Assets	Rate
All assets	1.25%	1.95%	$17,398	$26,056

Administrator
The Fund pays a monthly administration fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month.  The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided below.

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $50 million	0.175%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $50 million	0.150%	Over $100 million	0.009%
Next $50 million	0.125%
Next $50 million	0.100%	*Minimum monthly fees of $3,000 and $417 for Administration and Custody, respectively.
Over $200 million	0.075%

As of and during the initial period ended May 31, 2010, the Administrator waived fees in the amounts of $391 and $4,068, for administration and fund accounting fees, respectively.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a wholly owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  It receives compensation for this service at an annual rate of $7,750.

Transfer Agent
Nottingham Shareholder Services, LLC (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services at a rate of $21 per shareholder per year, subject to a minimum fee of $1,750 per month.  The Transfer Agent is also reimbursed for out-of-pocket expenses.  As of and during the initial period ended May 31, 2010, the Transfer Agent waived fees in the amount of $3,833.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives any sales charges imposed on purchases and re-allocates a portion of such charges to dealers through whom the sale was made, if any.  During the initial period ended May 31, 2010, the Distributor did not retain any sales charges.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.
(Continued)

CARITAS ALL-CAP GROWTH FUND

Notes to Financial Statements

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the initial period ended May 31, 2010, $3,480 in fees were incurred and $382 subsequently voluntarily waived by the Distributor.

4.	Purchases and Sales of Investment Securities

For the initial period ended May 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period Ended	Purchases of Securities	Proceeds from Sales of Securities
May 31, 2010	$4,914,079	$1,279,884

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended May 31, 2010.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the initial period ended May 31, 2010, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the initial period, the Fund did not incur any interest or penalties.

Reclassifications to paid-in capital relate primarily to differing book/tax treatment of ordinary net investment losses.  For the initial period ended May 31, 2010, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Paid-in Capital	$ -
Undistributed Net Investment Income (Loss)	18,683
Undistributed Net Realized Gain (Loss) on Investments	(18,683)

There were no distributions during the initial period ended May 31, 2010.

(Continued)

CARITAS ALL-CAP GROWTH FUND

Notes to Financial Statements

5.  Federal Income Tax (continued)

At May 31, 2010, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$4,568,551

Unrealized Appreciation	$410,685
Unrealized Depreciation	(161,013)
Net Unrealized Appreciation (Depreciation)	249,672
Undistributed Short-Term Gains	19,891

Distributable Earnings	$269,563

6.	Capital Share Transactions
For the initial period ended	May 31, 2010
Transactions in Capital Shares	474,102
Shares sold
Reinvested distributions	-
Shares repurchased	(6,834)
Net Increase in Capital Shares	467,268
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	467,268

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders,
Trustees, and
Audit Committee of
Caritas All-Cap Growth Fund

We have audited the accompanying statement of assets and liabilities of the Caritas All-Cap Growth Fund (the “Fund”, one of the series constituting the Starboard Investment Trust), including the schedule of investments, as of May 31, 2010, and the related statements of operations, changes in net assets, and the financial highlights for the period from January 4, 2010 (Date of Initial Public Investment) to May 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Caritas All-Cap Growth Fund as of May 31, 2010, the results of its operations and its changes in its net assets, and the financial highlights for the period from January 4, 2010 (Date of Initial Public Investment) to May 31, 2010 in conformity with accounting principles generally accepted in the United States of America.

BrookWeiner L.L.C.

Chicago, Illinois
July 15, 2010

CARITAS ALL-CAP GROWTH FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.	Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At the organizational meeting of the Fund’s Board of Trustees on July 16, 2009, the Trustees initially approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees also noted that the Fund’s principal officer is an employee of the Advisor and will serve the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the experience and education of the Fund’s portfolio managers, the Advisor’s compliance programs, and a copy of the Advisor’s Form ADV), the Board of Trustees concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance programs, policies, and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; the Advisor’s payment of startup costs for the Fund; the overall expenses of the Fund in light of its expense limitation arrangement with the Advisor; and the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements of the Advisor and discussed the financial stability and productivity of the firm.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts

CARITAS ALL-CAP GROWTH FUND

Additional Information (Unaudited)

into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients.  The Trustees then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors.  The Trustees determined that the Fund’s management fee and net expense ratio were higher than some of the comparable funds and lower than others.  The Trustees also determined that the management fee and net expense ratio were higher than the peer group average.  The Trustees noted that the Fund’s asset level was expected to be much smaller than the industry average during its start-up phase.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered the Fund’s fee arrangements with the Advisor involved both the management fee and an expense limitation arrangement.  The Trustees determined that, while the management fee would remain the same at all asset levels, the Fund’s shareholders would benefit from the Fund’s expense limitation arrangement until the Fund’s assets grew to a level where the Fund’s expenses fell below the cap set by the arrangement and the Advisor began receiving its full fee.  Thereafter, the Trustees noted that the Fund’s shareholders would benefit from economies of scale under the Fund’s agreements with service providers other than the Advisor.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board of Trustees determined, in light of all the facts and circumstances, that the Fund’s fee arrangements with the Advisor would provide benefits and that, at the Fund’s projected asset levels for the next year, the Fund’s arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis for soft dollar payments with broker-dealers, including any broker-dealers affiliated with the Advisor; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

CARITAS ALL-CAP GROWTH FUND

Additional Information (Unaudited)

4.	Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees received aggregate compensation of $1,500 during the fiscal year ended May 31, 2010 from the Fund for their services to the Fund and Trust.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Jack E. Brinson Age: 78	Trustee, Chairman	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	3
Independent Trustee of the following: DGHM Investment Trust for the one series of that trust; Gardner Lewis Investment Trust for the two series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; New Providence Investment Trust for the one series of that trust; Nottingham Investment Trust II for the four series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies).

James H. Speed, Jr. Age: 57	Trustee	Since 7/09	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	3
Independent Trustee of the following Hillman Capital Management Investment Trust for the two series of that trust; New Providence Investment Trust for the one series of that trust; Nottingham Investment Trust II for the four series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.

CARITAS ALL-CAP GROWTH FUND

Additional Information (Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
J. Buckley Strandberg Age: 50	Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982; Director, Southern Bank from 2002-2006; Independent Trustee, Nottingham Investment Trust II for the four series of that trust (registered investment company) from 1991-2006	3	None
Other Officers
D. Jerry Murphey Age: 52 9940 SW Arborcrest Way Portland, OR 97225	President (FMX Funds)	Since 7/09
Manager, President, and CEO of FolioMetrix, LLC (advisor to the FMX Funds) since 2009; principal of Uptrade Research Associates, LLC (investment research) since 2009; previously, Investment Management Consultant for Prudential Investments, Wealth Management Solutions (investment management)
				n/a	n/a
Julie M. Koethe Age: 29 9940 SW Arborcrest Way Portland, OR 97225	Treasurer (FMX Funds)	Since 4/10
Vice President of Accounting and Administration for FolioMetrix, LLC (advisor to the FMX Funds) since 2010; Insurance Accounting Supervisor for Applied Underwriting (workers compensation and payroll service provider) from 2003-2010
				n/a	n/a
Robert G. Fontana Age: 40 5950 Fairview Road Suite 610 - A Charlotte, NC 28210	President and Treasurer (Caritas All-Cap Growth Fund)	Since 7/09
President and CIO of Caritas Capital, LLC (advisor to the Caritas All-Cap Growth Fund) since 2009; Portfolio Manager for Portfolio Capital Management (investment management) since 2006; previously, Portfolio Manager for Covenant Capital, LLC (investment management)
				n/a	n/a

CARITAS ALL-CAP GROWTH FUND

Additional Information (Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
T. Lee Hale, Jr. Age: 32	Chief Compliance Officer; Assistant Treasurer	Since 7/09 and 4/10	Financial Reporting Manger for The Nottingham Company (fund administrator) since 2009; previously, principal of Lee Hale Contracting (marine industry consulting).	n/a	n/a
A. Vason Hamrick Age: 33	Secretary	Since 7/09	Corporate Counsel for The Nottingham Company since 2004.	n/a	n/a

Caritas All-Cap Growth Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Nottingham Shareholder Services, LLC	Caritas Capital, LLC
116 South Franklin Street	5950 Fairview Road
Post Office Drawer 4365	Suite 610-A
Rocky Mount, North Carolina 27803	Charlotte, North Carolina 28210

Toll-Free Telephone:                                                                                                          Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	caritascapital.com

Item 2.  CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer(s), Principal Financial Officer(s), and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

As of the date of this report, May 31, 2010, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees – There have been no audit fees billed in the fiscal period ended May 31, 2010  by the registrant’s independent public accountant (“Accountant”) for the annual audit of the financial statements for the fiscal period ended May 31, 2010 and services normally provided in connection with the registrant’s statutory and regulatory filings.

(b)
Audit-Related Fees – There have been no additional fees billed in the fiscal period ended May 31, 2010 by the Accountant for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – There have been no tax fees billed in the fiscal period ended May 31, 2010 by the Accountant for services rendered for tax compliance, tax advice, and tax planning, including the completion of each fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

(d)	All Other Fees – There have been no other fees billed in the fiscal period ended May 31, 2010 by the Accountant which were not disclosed in Items (a) through (c) above.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the fiscal period ended May 31, 2010 at meetings of the audit committee of the Board of Trustees called for such purpose and will pre-approve any future engagements of the Accountant for each fiscal year thereafter at audit committee meetings called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
There have been no non-audit fees billed by the Accountant for services rendered to the registrant for the fiscal period ended May 31, 2010.  There have been no non-audit fees billed by the Accountant for services rendered to the registrant’s investment advisers, or any other entity controlling, controlled by, or under common control with the registrant’s investment advisers for the fiscal period ended May 31, 2010.

(h)          Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.   CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer(s) and the Principal Financial Officer(s) have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)
/s/ Dale J. Murphey
Dale J. Murphey
President and Principal Executive Officer, FMX Growth
Allocation Fund and the FMX Total Return Fund

Date: August 3, 2010

/s/ Robert G. Fontana
Robert G. Fontana
President, Treasurer, Principal Executive Officer and
Principal Financial Officer, Caritas All-Cap Growth Fund

Date: August 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)
/s/ Dale J. Murphey
Dale J. Murphey
President and Principal Executive Officer, FMX Growth
Allocation Fund and the FMX Total Return Fund

Date: August 3, 2010

By: (Signature and Title)
/s/ Julie M. Koethe
Julie M. Koethe
Treasurer and Principal Financial Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

Date: August 2, 2010

/s/ Robert G. Fontana
Robert G. Fontana
President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund

Date: August 2, 2010